CONSOLIDATED STATEMENT OF SHAREHOLDERS’ EQUITY (DEFICIT) - USD ($)	Total	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Balance at Dec. 31, 2013	$ (536,000)	$ 0		$ 5,541,000	$ (6,077,000)
Balance (in share) at Dec. 31, 2013		2,783,853
Stock purchase warrants issued with convertible debt	735,000	$ 0		735,000	0
Exchange of debt for equity	5,870,000	$ 0		5,870,000	0
Exchange of debt for equity (in Shares)		391,890
Cancellation of founders’ shares in debt for equity exchange	0	$ 0		0	0
Cancellation of founders’ shares in debt for equity exchange (in shares)		(334,653)
Net loss	(11,057,000)	$ 0		0	(11,057,000)
Balance at Dec. 31, 2014	(4,988,000)	$ 0		12,146,000	(17,134,000)
Balance (in share) at Dec. 31, 2014		2,841,090
Stock purchase warrants issued with convertible debt	335,000	$ 0		335,000	0
Exchange of debt for equity	2,272,000	$ 0		2,272,000	0
Exchange of debt for equity (in Shares)		160,654
Cancellation of founders’ shares in debt for equity exchange	0	$ 0		0	0
Cancellation of founders’ shares in debt for equity exchange (in shares)		(2,028)
Cancellation of founders’ shares in connection with rights offering	0	$ 0		0	0
Cancellation of founders’ shares in connection with rights offering (in shares)		(157,603)
Issuance of common stock in connection with trademark license	2,103,000	$ 0		2,103,000	0
Issuance of common stock in connection with trademark license (in shares)		382,575
Issuance of common stock in connection with consulting agreement	179,000	$ 0		179,000	0
Issuance of common stock in connection with consulting agreement (in shares)		84,170
Issuance of	2,969,000	$ 0		2,969,000	0
Issuance of common (in shares)		394,007
Amortization of non-cash stock-based compensation	177,000	$ 0		177,000	0
Net loss	(8,741,000)	0		0	(8,741,000)
Balance at Dec. 31, 2015	(5,694,000)	$ 0	$ 0	20,181,000	(25,875,000)
Balance (in share) at Dec. 31, 2015		3,702,865	0
Issuance of preferred stock	2,393,000	$ 0	$ 0	2,393,000	0
Issuance of preferred stock (in share)		0	2,802,430
Conversion of preferred to common stock		$ 0	$ 0	0	0
Conversion of preferred to common stock (In shares)		756,806	(2,802,430)
Exchange of debt for equity	3,520,000	$ 0	$ 0	3,520,000	0
Exchange of debt for equity (in Shares)		782,244	0
Issuance of common stock and warrants in IPO net of issuance costs	6,843,000	$ 0	$ 0	6,843,000	0
Issuance of common stock and warrants in IPO net of issuance costs (in shares)		2,025,000	0
Issuance of restricted shares of common stock	0	$ 0	$ 0	0	0
Issuance of restricted shares of common stock (in shares)		72,135	0
Amortization of non-cash stock-based compensation	943,000	$ 0	$ 0	943,000	0
Net loss	(4,955,000)	0	0	0	(4,955,000)
Balance at Sep. 30, 2016	$ 3,050,000	$ 0	$ 0	$ 33,880,000	$ (30,830,000)
Balance (in share) at Sep. 30, 2016		7,339,050	0